Eaton Vance

2021 Target Term Trust

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.6%
Bombardier, Inc., 8.75%, 12/1/21(1)	$3,250	$3,385,411

		$3,385,411

Air Transportation — 0.3%
Air Canada, 7.75%, 4/15/21(1)	$660	$664,125

		$664,125

Automotive & Auto Parts — 5.8%
Ford Motor Credit Co., LLC, 1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$3,497	$3,455,718
Ford Motor Credit Co., LLC, 2.77%, (3 mo. USD LIBOR + 2.55%), 1/7/21(2)	381	380,966
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	220	220,522
Ford Motor Credit Co., LLC, 3.336%, 3/18/21	2,036	2,043,635
Ford Motor Credit Co., LLC, 3.47%, 4/5/21	909	911,841
Ford Motor Credit Co., LLC, 3.813%, 10/12/21	3,000	3,039,375
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	2,137	2,189,891

		$12,241,948

Banking & Thrifts — 6.4%
CIT Group, Inc., 4.125%, 3/9/21	$10,000	$10,035,000
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	3,500	3,589,787

		$13,624,787

Broadcasting — 2.6%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,530,938

		$5,530,938

Cable & Satellite TV — 8.2%
CSC Holdings, LLC, 6.75%, 11/15/21	$10,925	$11,437,109
DISH DBS Corp., 6.75%, 6/1/21	5,845	5,968,973

		$17,406,082

Diversified Financial Services — 13.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$4,000	$4,050,424
Ally Financial, Inc., 4.25%, 4/15/21	4,000	4,041,442
DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	4,090,000
Navient Corp., 6.625%, 7/26/21	7,000	7,161,875
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	3,000	3,008,264
Springleaf Finance Corp., 7.75%, 10/1/21	5,000	5,268,750

		$27,620,755

Diversified Media — 0.6%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$1,169	$1,175,213

		$1,175,213

Energy — 11.2%
DCP Midstream Operating, L.P., 4.75%, 9/30/21(1)	$5,000	$5,087,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	1,879,150

Security	Principal Amount (000’s omitted)	Value
Occidental Petroleum Corp., 2.60%, 8/13/21	$6,000	$6,063,750
Ovintiv, Inc., 3.90%, 11/15/21	5,000	5,063,259
Western Midstream Operating, L.P., 5.375%, 6/1/21	2,000	2,020,000
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,097,262
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,532,586

		$23,743,507

Food & Drug Retail — 2.3%
Safeway, Inc., 4.75%, 12/1/21	$4,782	$4,883,020

		$4,883,020

Healthcare — 5.0%
Elanco Animal Health, Inc., 4.912%, 8/27/21	$5,700	$5,838,937
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	1,070	1,086,387
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	3,500	3,551,713

		$10,477,037

Homebuilders & Real Estate — 2.9%
KB Home, 7.00%, 12/15/21	$6,000	$6,221,250

		$6,221,250

Hotels — 2.2%
Marriott International, Inc., 0.876%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	$3,000	$3,001,216
Marriott International, Inc., 3.125%, 10/15/21	1,600	1,621,727

		$4,622,943

Restaurant — 2.5%
Yum! Brands, Inc., 3.75%, 11/1/21	$5,250	$5,321,531

		$5,321,531

Super Retail — 1.2%
Macy’s Retail Holdings, LLC, 3.45%, 1/15/21	$2,500	$2,493,750

		$2,493,750

Technology — 2.7%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	$5,638	$5,655,196

		$5,655,196

Telecommunications — 12.3%
CenturyLink, Inc., 6.45%, 6/15/21	$6,500	$6,637,865
Hughes Satellite Systems Corp., 7.625%, 6/15/21	6,500	6,670,625
Sprint Communications, Inc., 11.50%, 11/15/21	2,000	2,173,750
Sprint Corp., 7.25%, 9/15/21	10,175	10,599,806

		$26,082,046

Total Corporate Bonds & Notes (identified cost $169,914,760)		$171,149,539

Short-Term Investments — 18.7%

Commercial Paper — 9.4%

Security	Principal Amount (000’s omitted)	Value
Banco Santander, 0.299%, 6/30/21(1)(3)(4)	$10,000	$9,984,313
Societe Generale, 0.280%, 6/30/21(1)(3)(4)	10,000	9,988,185

Total Commercial Paper (identified cost $19,971,000)		$19,972,498

Other — 9.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	19,616,364	$19,616,364

Total Other (identified cost $19,616,364)		$19,616,364

Total Short-Term Investments (identified cost $39,587,364)		$39,588,862

Total Investments — 99.6% (identified cost $209,502,124)		$210,738,401

Other Assets, Less Liabilities — 0.4%		$925,123

Net Assets — 100.0%		$211,663,524

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $44,917,357 or 21.2% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(3)	Rate shown is the discount rate at date of purchase.

(4)

Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2020, the aggregate value of these securities is $19,972,498, representing 9.4% of the Trust’s net assets.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at December 31, 2020.

At December 31, 2020, the value of the Trust’s investment in affiliated funds was $19,616,364, which represents 9.3% of the Trust’s net assets. Transactions in affiliated funds by the Trust for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,952,215	$121,683,155	$(105,020,375)	$483	$886	$19,616,364	$6,609	19,616,364

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$171,149,539	$—	$171,149,539
Short-Term Investments - Commercial Paper	—	19,972,498	—	19,972,498
Other	—	19,616,364	—	19,616,364
Total Investments	$—	$210,738,401	$—	$210,738,401

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective January 4, 2021, the name of Eaton Vance 2021 Target Term Trust was changed from Eaton Vance High Income 2021 Target Term Trust.

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